Property and Equipment, Net - Schedule of Accumulated Depreciation Expense (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 2,410	$ 2,518	$ 1,778	$ 2,021
Cost of revenue [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	393	100	20	46
Research and development [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	1,568	2,285	1,639	1,717
Selling and marketing [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	122	29	5	39
General and administrative [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 327	$ 104	$ 114	$ 219